LIQUIDITY	6 Months Ended
Jun. 30, 2021
LIQUIDITY
LIQUIDITY

3.       LIQUDITY

The Group’s principal sources of liquidity have been cash generated from financing and operating activities. As of June 30, 2021, the Group had RMB8,579 (US$1,329) of cash and cash equivalents and a working capital deficit of RMB5,606 (US$866). For the six months ended June 30, 2020 and 2021, the Group incurred continuous losses of RMB56,077 and 57,689 (US$8,937), respectively. For the six months ended June 30, 2021, the Group incurred RMB28,297 (US$4,386) of negative cash flows from operations, improved from RMB53.9 million negative cash flows from operation in the same period of last year. Management expects continuous capital financing through debt or equity issuance to supports its working capital.The Group has signed investment framework agreements with certain investors in aggregate of US$10 million capital injection to the Group. The investments consisted of US$5 million investment to be completed by December 31, 2021 and US$5 million investment to be completed by March 31, 2022. The Group believes that the current cash and cash equivalents, together with the financing received subsequent to period end will be sufficient to meet the Group’s anticipated cash needs, including its cash needs for working capital and capital expenditures, for at least the next 12 months from the unaudited condensed consolidated financial statement filing date.

The Group intends to finance its future working capital requirements and capital expenditures from cash generated from financing activities until the Group’s operating activities generate positive cash flows, if ever. If the Group’s existing cash is insufficient to meet its requirements, the Company may seek to issue debt or equity securities or obtain additional credit facilities. Financing may be unavailable in the amounts it needs or on terms acceptable to the Company, if at all. Issuance of additional equity securities or equity-linked securities, including convertible debt securities, would dilute its earnings per share. The incurrence of debt would divert cash for working capital and capital expenditures to service debt obligations and could result in operating and financial covenants that restrict its operations and its ability to pay dividends to the Group’s shareholders.